Significant Accounting Policies (Details 5) (Detail) - Online Game Product Development Costs - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Intangible assets
Capitalized software development costs	₩ 0	₩ 0
Amortization expense for the period	0	3,948	₩ 3,990
Impairment losses	₩ 0	₩ 4,605